Shareholder Report, Line Graph (Details) 190846_Brown Advisory Global Leaders Fund_Investor Shares_TSR Annual {Investor Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Shares
Accumulated Value	$ 32,114	$ 27,499	$ 23,372	$ 19,215	$ 23,562	$ 17,085	$ 15,866	$ 14,359	$ 11,939	$ 10,000	$ 31,537
MSCI All Country World Index (ACWI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index (ACWI)
Accumulated Value	$ 26,927	$ 23,179	$ 19,417	$ 16,663	$ 19,778	$ 14,202	$ 13,908	$ 13,153	$ 11,878	$ 10,000	$ 33,301